Subsequent events (Details) - Subsequent events $ in Millions	1 Months Ended
Aug. 31, 2023 USD ($) agreement shares
Subsequent events
Number of share purchase agreements | agreement	2
Total consideration	$ 12.0
Class B Ordinary shares | Share Purchase Agreements One
Subsequent events
Subscription of ordinary shares | shares	3,000,000,000
Purchase price	$ 15.0
Consecutive trading days	2 days
Class B Ordinary shares | Share Purchase Agreements Two
Subsequent events
Subscription of ordinary shares | shares	2,400,000,000
Purchase price	$ 12.0
Consecutive trading days	45 days